Debt - Schedule of Debt Instruments (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 13,650,000,000	$ 13,650,000,000
Unamortized discount, premium and debt issuance costs, net		(126,000,000)	$ (150,000,000)
Long-term Debt, Net	13,514,000,000	13,524,000,000	13,500,000,000
Current Debt, Working Capital Facility	0	0
Total Debt, Net	13,514,000,000	13,524,000,000	13,500,000,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.25%
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%
2026 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.875%
2027 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
2028 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,350,000,000	1,350,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.20%
2037 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 800,000,000	800,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Working Capital Facility [Member]
Debt Instrument [Line Items]
Current Debt, Working Capital Facility		$ 0	0
Line of Credit Facility, Maximum Borrowing Capacity	1,200,000,000	1,200,000,000	$ 1,200,000,000
Long-term Debt [Member]
Debt Instrument [Line Items]
Unamortized discount, premium and debt issuance costs, net	$ (136,000,000)	$ (126,000,000)
Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.25%
Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.20%